Income Taxes (Reconciliation of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Uncertain Tax Benefits	(421.60%)	0.00%	0.20%
Company provided benefits	69.20%	(0.90%)	(3.80%)
Valuation allowance for deferred tax assets	(200.90%)	(20.90%)	(55.60%)
Effective Income Tax Rate Reconciliation, Company Provided Benefits	152.90%	(3.00%)	0.20%
Compensation-based credits	(139.70%)	(2.00%)	7.70%
Effective Income Tax Rate Reconciliation, Compensation-based credits	(60.80%)	2.30%	2.40%
Other, net	0.70%	(0.80%)	0.10%
Effective tax rate	(163.40%)	9.70%	(13.80%)